Borrowings - SMBC Credit Facility Narrative (Details) - USD ($) $ in Thousands	May 06, 2024	Sep. 06, 2023	Sep. 30, 2024	Jul. 24, 2024	Dec. 14, 2023	Sep. 30, 2023
Debt Instrument [Line Items]
Debt			$ 1,588,492			$ 572,270
Revolving Credit Facility | SMBC Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			1,115,000	$ 1,115,000	$ 490,000
Total commitments under the facility		$ 1,500,000
Commitment fee percentage		0.375%
Debt			223,854			$ 176,770
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | U.S. Dollars
Debt Instrument [Line Items]
Credit adjustment spread		0.10%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | U.K. Pound Sterling
Debt Instrument [Line Items]
Credit adjustment spread		0.0326%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Canadian overnight repo rate average one month tenor term benchmark loan
Debt Instrument [Line Items]
Credit adjustment spread	0.29547%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Canadian overnight repo rate average three month tenor term benchmark loan
Debt Instrument [Line Items]
Credit adjustment spread	0.32138%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Minimum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.00%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Maximum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.125%
Letter of Credit | SMBC Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 50,000
Debt			$ 0
Secured Debt | SMBC Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 37,500